Label	Element	Value
AllianzGI Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Convertible Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum total return, consisting of capital appreciation and current income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 143% of the average value of its portfolio. The portfolio turnover rate excludes securities received or delivered from in-kind fund share transactions. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities (such as warrants or options) that provide an opportunity for equity participation.

For purposes of this policy, the Fund may also gain exposure to convertible securities through derivatives or other “synthetic” means. The Fund may invest in securities of any size market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt securities rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond. In addition to gaining “synthetic” exposure to convertible securities through derivatives as outlined above, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class and/or the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2019–03/31/2019	11.51%
Lowest 07/01/2011–09/30/2011	-13.66%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/19)
AllianzGI Convertible Fund | ICE BofA US Convertibles Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Lipper Convertible Securities Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,724
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.73%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	549
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	947
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,061
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.17%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,420
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,461
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	345
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	793
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,461
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	229
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	400
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 894
Annual Return 2010	rr_AnnualReturn2010	21.22%
Annual Return 2011	rr_AnnualReturn2011	(2.30%)
Annual Return 2012	rr_AnnualReturn2012	11.96%
Annual Return 2013	rr_AnnualReturn2013	25.58%
Annual Return 2014	rr_AnnualReturn2014	6.68%
Annual Return 2015	rr_AnnualReturn2015	(1.55%)
Annual Return 2016	rr_AnnualReturn2016	5.86%
Annual Return 2017	rr_AnnualReturn2017	15.22%
Annual Return 2018	rr_AnnualReturn2018	3.01%
Annual Return 2019	rr_AnnualReturn2019	26.42%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
AllianzGI Convertible Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
AllianzGI Convertible Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	929
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	239
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 929
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
AllianzGI Convertible Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.93%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	305
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	532
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,186
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2021 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.96% for Class A shares, 1.73% for Class C shares, 1.17% for Class R shares, 0.96% for Class T shares, 0.71% for Institutional Class shares, 0.74% for Class P shares and 0.93% for Administrative Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust or by mutual agreement of the parties.